BT ADVISOR FUNDS
BT INSTITUTIONAL FUNDS
BT INVESTMENT FUNDS
BT PYRAMID MUTUAL FUNDS

SUPPLEMENT TO CURRENT PROSPECTUSES

Effective September 30, 1996, Edgewood Services, Inc. became the Distributor of the above-named investment companies (the `Funds''), replacing Signature Broker-Dealer Services, Inc. (`Signature'') a subsidiary of Signature Financial Group, Inc. (`SFG''). Edgewood Services, Inc., a registered broker/dealer, is a New York corporation with principal offices at Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897. Accordingly, references throughout the prospectus to Signature and SFG should be replaced with references to Edgewood Services, Inc. and its affiliates, respectively, as appropriate.



                                                              September 30, 1996








EDGEWOOD SERVICES, INC.
Distributor
FEDERATED INVESTORS TOWER
PITTSBURGH, PA  15222-3779
G011857-01 (9/96)


   CUSIPS
   055924104    055924500  055924203  055924880
   055924807    055924807  055924872  055924401
   055924864    055922868  055922819  055922702
   055922801    055922884  055922306  055922207
   055922108    055922405  055922827  055922835
   055922843    055922769  055922777  055922785
   055922736    055922710  055922744  05576L106
   05576L205    05576L304  05576L403  05576L502
   05576L601    05576L874  05576L841  05576L700
   05576L866    05576L804  05576L858  05576L882
   055847206    055847305  055847107  055847404
   055922751